Exhibit 99.5

Data Compare Summary (Total)
Run Date - 10/24/2025 12:53:15 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	358	0.00%	358
City	0	358	0.00%	358
State	0	358	0.00%	358
Zip	1	358	0.28%	358
Borrower Last Name	112	358	31.28%	358
Note Date	49	350	14.00%	358
Original Loan Amount	0	358	0.00%	358
First Payment Date	0	80	0.00%	358
Maturity Date	1	358	0.28%	358
Original Interest Rate	0	290	0.00%	358
Original P&I	0	358	0.00%	358
Representative FICO	3	358	0.84%	358
Interest Only	0	350	0.00%	358
Interest Only Period	0	52	0.00%	358
Purpose	0	358	0.00%	358
Appraised Value	0	88	0.00%	358
# of Units	2	356	0.56%	358
Refi Purpose	0	73	0.00%	358
Prepayment Penalty	0	80	0.00%	358
Original As-Is LTV	0	24	0.00%	358
Subject Debt Service Coverage Ratio	53	350	15.14%	358
Original Term	0	270	0.00%	358
Amortization Type	0	278	0.00%	358
Property Type	7	278	2.52%	358
Occupancy	0	278	0.00%	358
Contract Sales Price	51	278	18.35%	358
LTV Valuation Value	6	270	2.22%	358
Borrower First Name	1	8	12.50%	358
Amortization Term	0	8	0.00%	358
Lien Position	0	8	0.00%	358
Original LTV	1	8	12.50%	358
Total	287	7,357	3.90%	358